BASIC AND DILUTED EARNINGS PER SHARE - WEIGHTED AVERAGE NUMBER OF SHARES (DILUTED) (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Weighted average number of shares as at December 31	121,071,209,646	121,071,209,646	121,071,209,646
Weighted average number of shares (diluted) as at December 31	121,071,209,646	121,071,209,646	121,071,209,646